Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,081	¥ 33,733
Payables under securities lending transactions	842	1,017
Obligations to return securities received as collateral	5,146	4,806
Total	34,069	39,556
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	11,030	10,687
Payables under securities lending transactions	149	38
Obligations to return securities received as collateral	2,769	2,241
Total	13,948	12,966
Foreign Government and Official Institution Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,057	17,326
Payables under securities lending transactions	52	57
Obligations to return securities received as collateral	716	873
Total	12,825	18,256
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	732	784
Payables under securities lending transactions	16
Obligations to return securities received as collateral	193	183
Total	941	967
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,707	4,248
Obligations to return securities received as collateral		10
Total	3,707	4,258
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	233	157
Obligations to return securities received as collateral		2
Total	233	159
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	300	506
Payables under securities lending transactions	616	914
Obligations to return securities received as collateral	1,462	1,497
Total	2,378	2,917
Other [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	22	25
Payables under securities lending transactions	9	8
Obligations to return securities received as collateral	6
Total	¥ 37	¥ 33